Asset Impairments - Additional Information (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2016 USD ($) Vessel
Property, Plant and Equipment [Abstract]
Write-down of tanker | $	$ 6.4	$ 6.4
Number of vessels held for sale | Vessel	1	1